Trade and Other Payables (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Accounts payable	$ 3,013	$ 4,252
Accruals and other payables	3,763	3,920
Mexico [Member]
Statement Line Items [Line Items]
Accounts payable	2,329	2,429
Top of range [member]
Statement Line Items [Line Items]
Accounts payable	$ 6,776	$ 8,172